Interests in subsidiaries - Summary of Breakdown of Current Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Summarised Financial Information Of Subsidiaries Subject To Restrictions [Line Items]
Cash and cash equivalents	£ 4,659	£ 3,446
Inventories	4,938	5,671
Investments held at fair value	601	579
Total current assets	14,186	15,409
Imperial Tobacco Canada
Summarised Financial Information Of Subsidiaries Subject To Restrictions [Line Items]
Cash and cash equivalents	2,042	1,569
Inventories	103	182
Investments held at fair value	446	396
Other	30	46
Total current assets	2,621	2,193
Restricted cash and cash equivalents	£ 1,904	£ 1,411